Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Receivables, allowances	$ 28,542		$ 29,669
Common shares, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01